UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21564

Blue Rock Market Neutral Fund, LLC

445 East Lake Street

Suite 120

Wayzata, Minnesota 55391

(Address of principal executive offices)

Blue Rock Advisors, Inc.

445 East Lake Street

Suite 120

Wayzata, Minnesota 55391

(Name and address of agent for service)

Registrant’s telephone number, including area code: (952) 229-8700

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

Blue Rock Market Neutral Fund, LLC

Schedule of Investments

December 31, 2011

(Unaudited)

	Cost	Fair Value	% Of Members’ Capital	Initial Acquisition Date	Liquidity

INVESTMENTS IN PORTFOLIO FUNDS[1,2]

Investment Funds
Bermuda - Market Neutral Equity
Scopia PX International Limited	$11,597,297	$13,620,612	10.98%	01/01/08	Quarterly

British Virgin Islands - Market Neutral Equity
Numeric World Market Neutral Fund Offshore I, Ltd.	8,712,383	7,251,064	5.85	10/01/06	Monthly
Rivanna Offshore Partners, Ltd.	8,024,362	8,057,479	6.49	02/01/08	Monthly
Vollero Beach Capital Offshore, Ltd.	3,520,192	3,795,311	3.06	09/01/10	Quarterly

Cayman Islands - Market Neutral Equity
Altairis Offshore	4,962,538	6,046,044	4.87	01/01/06	Monthly
Altairis Offshore Levered	4,926,173	6,449,415	5.20	04/01/09	Monthly
Blackrock Health Sciences (Offshore) Hedge Fund	5,689,374	6,015,157	4.85	08/01/09	Monthly
Caerus Global Offshore Fund, Ltd.	500,000	489,203	0.39	11/01/10	Monthly
Calvary Market Neutral Offshore, Ltd.	8,266,161	8,211,335	6.62	08/01/09	Quarterly
Copia Market Neutral Fund (Cayman), Ltd.	8,455,432	8,797,638	7.09	07/01/10	Monthly
CZ Equilibria UK Fund Limited	1,514,710	1,638,218	1.32	03/01/08	Monthly
Dirigo, Ltd.	5,548,048	6,601,906	5.32	09/01/07	Quarterly
Seligman Spectrum Focus Fund	10,351,517	11,465,838	9.24	10/01/07	Monthly

Ireland - Market Neutral Equity
Marshall Wace GaveKal Japan Market Neutral Fund	6,000,000	6,091,864	4.91	05/01/11	Monthly
Marshall Wace Global Financials Market Neutral Fund	6,000,000	6,032,661	4.86	08/01/11	Monthly

Total Investment Funds	94,068,187	100,563,745	81.05

Limited Partnerships
United States - Market Neutral Equity
Dorsal Capital Partners, L.P.	5,800,000	6,297,944	5.08	01/01/11	Quarterly
First Oak Acorn Institutional Fund, L.P.	2,601,466	2,555,871	2.06	04/01/11	Quarterly
Perella Weinberg Partners Tokum Fund, L.P.	1,600,000	1,755,449	1.41	10/01/11	Monthly
Sonterra Capital Partners, L.P.	3,617,744	3,012,319	2.43	05/01/10	Monthly

Total Limited Partnerships	13,619,210	13,621,583	10.98

Total Investments in Portfolio Funds	$107,687,397	$114,185,328	92.03%

Blue Rock Market Neutral Fund, LLC

Schedule of Investments (Continued)

December 31, 2011

(Unaudited)

			% Of
			Members’
	Cost	Fair Value	Capital

SHORT-TERM INVESTMENTS
Fidelity Institutional Money Market Treasury Portfolio, 0.01%[3]	$3,454,540	$3,454,540	2.78%

Total Investments in Portfolio Funds
and Short-Term Investments	$111,141,937	$117,639,868	94.81

Other Assets less Liabilities		$6,437,049	5.19

Members’ Capital		$124,076,917	100.00%

1All of the Fund’s investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a Monthly or Quarterly basis with lock-up periods of up to 6 months. In addition, there were no underlying investments of Portfolio Funds for which the Fund's proportional share exceeded 5% of the Fund's net assets, other than those considered cash equivalents.

2Not income producing.

3This rate shown is the annualized 7-day yield as of December 31, 2011.

The accompanying notes are an integral part of this schedule of investments.

The Fund implemented FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), as of January 1, 2008. ASC 820 establishes a fair value framework for valuing investments, discusses acceptable valuation techniques, discusses inputs to valuation techniques, establishes a fair value hierarchy that prioritizes the inputs, and requires extensive financial statement disclosures about the valuation. Under ASC 820 various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are less active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The Fund’s investments consist primarily of investments in Portfolio Funds. The Portfolio Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital). The Fund, as a practical expedient, measures the fair value of an investment in Portfolio Funds on the basis of net asset value per share (or its equivalent). The classification level within the fair value hierarchy is determined by the Fund’s ability to redeem the investment with the investee at net asset value per share (or its equivalent) at the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of that investment.

The following is a summary of the inputs used to value the Fund’s net assets as of 12/31/2011:

	Level 1	Level 2	Level 3	Total
Investment Funds
Bermuda	$-	$13,620,612	$-	$13,620,612
British Virgin Islands	-	19,103,854	-	19,103,854
Cayman Islands	-	55,714,754	-	55,714,754
Ireland	-	12,124,525		12,124,525
Limited Partnerships
United States	-	13,621,583	-	13,621,583
Short-term Investments	3,454,540	-	-	3,454,540
Total	$3,454,540	$114,185,328	$-	$117,639,868

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Change in
Unrealized
	Balance as of	Net Realized	Appreciation/	Gross	Gross	Net	Balance as of
Investments	April 1, 2011	Gain (Loss)	(Depreciation)	Purchases	Sales	Transfer In	December 31, 2011
Investment Funds	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Total Investments	$ -	$ -	$ -	$ -	$ -	$ -	$ -

The Fund has $114,185,328 of investments in Portfolio Funds which are reported at fair value. The Fund did not have any significant transfers in to and out of Levels 1 and 2.

Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment. At December 31, 2011, the Fund had no financial instruments subject to this disclosure.

Item 2. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Blue Rock Market Neutral Fund, LLC

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Robert W. Fullerton
and Title)	Robert W. Fullerton
Principal Executive Officer
Date	February 28, 2012

By (Signature	/s/ Mark H. Young
and Title)	Mark H. Young
Principal Financial Officer
Date	February 28, 2012